Average Annual Total Returns{- Energy Portfolio} - 02.28 VIP Energy Portfolio Service 2 PRO-14 - Energy Portfolio	VIP Energy Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Energy Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Energy Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	54.83%	(3.55%)	0.02%	28.71%	18.47%	16.55%	56.26%	(2.15%)	0.48%